CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 57,544	$ 63,280	$ 34,327
Cost of revenues	(32,545)	(23,970)	(16,458)
Gross profit	24,999	39,310	17,869
Operating expenses:
General and administrative expenses (including share-based compensation expenses of US$571, US$3,615 and US$10,479 in 2009, 2010 and 2011)	(29,028)	(19,307)	(9,003)
Total operating expenses	(29,028)	(19,307)	(9,003)
Operating income (loss)	(4,029)	20,003	8,866
Interest income	102	1,190	510
Interest expense	(26,550)	(15,167)	(13,359)
Changes in fair value of warrant liabilities	951	365	(13,793)
Exchange loss	(851)	(855)	(23)
Share of losses in an equity investee			(70)
Impairment loss on goodwill	(11,388)
Impairment loss on long-lived assets	(11,590)
Other (loss) income, net	(348)	122	(225)
(Loss) income before income tax expense	(53,703)	5,658	(18,094)
Income tax expense	(1,549)	(3,557)	(1,433)
Net (loss) income from continuing operations	(55,252)	2,101	(19,527)
Net income (loss) from discontinued operations (net of income tax (expense) benefit of US$(59), US$197 and US$(79) in 2009, 2010 and 2011)	(38)	1,884	99
Net (loss) income	(55,290)	3,985	(19,428)
Less:
Net loss (income) attributable to noncontrolling interests	9,901	(243)	32
Net (loss) income attributable to China Hydroelectric Corporation shareholders	(45,389)	3,742	(19,396)
- Continuing operations	(45,351)	1,858	(19,495)
- Discontinued operations	(38)	1,884	99
Less:
Cumulative dividends on Series A convertible redeemable preferred shares		(1,989)	(19,836)
Cumulative dividends on Series B convertible redeemable preferred shares		(1,412)	(14,412)
Cumulative dividends on Series C convertible redeemable preferred shares		(162)	(356)
Accretion of beneficial conversion feature on Series A convertible redeemable preferred shares		(6,990)
Accretion of beneficial conversion feature on Series B convertible redeemable preferred shares		(5,040)
Accretion of beneficial conversion feature on Series C convertible redeemable preferred shares		(222)
Changes in redemption value of Series C convertible redeemable preferred shares			(1,872)
Loss attributable to ordinary shareholders	$ (45,389)	$ (12,073)	$ (55,872)
Net (loss) income attributable to ordinary shareholders per share (in Dollars per share)	$ (0.29)	$ (0.08)	$ (3.59)
—From continuing operations – basic and diluted (in Dollars per share)	$ (0.29)	$ (0.09)	$ (3.59)
—From discontinued operations – basic and diluted (in Dollars per share)	$ 0.00	$ 0.01	$ 0.00
Weighted average number of ordinary shares used in computing:
Net (loss) income attributable to ordinary shareholders per share – basic and diluted (in Shares)	156,505,076	143,253,450	15,541,666
Net (loss) income attributable to ordinary shareholders per ADS (equivalent to three ordinary shares) (in Dollars per share)	$ (0.87)	$ (0.25)
—From continuing operations – basic and diluted (in Dollars per share)	$ (0.87)	$ (0.29)
—From discontinued operations – basic and diluted (in Dollars per share)	$ 0.00	$ 0.04
Weighted average number of ADS used in computing:
Net (loss) income attributable ordinary shareholders per ADS – basic and diluted (in Shares)	52,168,358	47,751,150